Classification of financial assets and liabilities - Financial liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at fair value through profit or loss
Mandatorily	kr 2,303	kr 9,469
Designated upon initial recognition (FVO)	17,908	20,499
Derivatives used for hedge accounting	2,924	3,168
Amortized cost	307,087	297,237
Total financial liabilities	330,222	330,373
Borrowing from credit institutions
Financial liabilities at fair value through profit or loss
Amortized cost	8,607	3,628
Total financial liabilities	8,607	3,628
Debt securities issued
Financial liabilities at fair value through profit or loss
Mandatorily		0
Designated upon initial recognition (FVO)	17,908	20,499
Amortized cost	298,480	293,609
Total financial liabilities	316,388	314,108
Derivatives
Financial liabilities at fair value through profit or loss
Mandatorily	2,303	9,469
Derivatives used for hedge accounting	2,924	3,168
Total financial liabilities	kr 5,227	kr 12,637